SHARE BASED COMPENSATION - Employees and non employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) shares
Vested and exercisable
Fair value of equity awards vested | ¥		¥ 2,962
Employees
Number of Options
Options outstanding, beginning of period | shares	1,060,600	1,060,600
Granted (in shares) | shares	145,016	145,016
Exercised (in shares) | shares	(138,016)	(138,016)
Options outstanding, end of period | shares	1,067,600	1,067,600		1,060,600
Weighted Average Exercise Price
Weighted Average Exercise Price, beginning of period	$ 3.65
Granted, per share	2.07
Weighted Average Exercise Price, Ending of period	3.63			$ 3.65
Weighted Average Grant date Fair Value, Remaining Contractual Term and Aggregate Intrinsic Value
Weighted Average Grant Date Fair Value, beginning of period	4.91
Fair value of grants, per share	2.84
Weighted Average Grant Date Fair Value, end of period	$ 4.85			$ 4.91
Weighted Average Remaining Contractual Term	6 years 7 months 9 days	6 years 7 months 9 days		7 years 25 days
Aggregate Intrinsic Value | $	$ 152			$ 637
Vested and exercisable
Vested and expected to vest, shares outstanding | shares	725,100				725,100
Vested and expected to vest, weighted average exercise price	$ 2.31
Vested and expected to vest, weighted average grant date fair value, per share	$ 5.54
Vested and expected to vest, remaining contractual term	5 years 4 months 6 days	5 years 4 months 6 days
Vested and expected to vest, aggregate intrinsic value | $	$ 145
Fair value of equity awards vested	442		¥ 11,656
Unrecognized employee share-based compensation expense	$ 552				¥ 3,700
Period for recognition of unrecognized compensation cost	10 months 24 days	10 months 24 days
Nonemployees
Number of Options
Options outstanding, beginning of period | shares	371,700	371,700
Granted (in shares) | shares	279,686	279,686
Exercised (in shares) | shares	(279,686)	(279,686)
Options outstanding, end of period | shares	371,700	371,700		371,700
Weighted Average Exercise Price
Weighted Average Exercise Price, beginning of period	$ 5.92
Weighted Average Exercise Price, Ending of period	5.92			$ 5.92
Weighted Average Grant date Fair Value, Remaining Contractual Term and Aggregate Intrinsic Value
Weighted Average Grant Date Fair Value, beginning of period	4.77
Fair value of grants, per share	0.79
Weighted Average Grant Date Fair Value, end of period	$ 4.77			$ 4.77
Weighted Average Remaining Contractual Term	7 years 4 months 17 days	7 years 4 months 17 days		7 years 10 months 17 days
Aggregate Intrinsic Value | $	$ 35			$ 148
Vested and exercisable
Vested and expected to vest, shares outstanding | shares	354,200				354,200
Vested and expected to vest, weighted average exercise price	$ 6.06
Vested and expected to vest, weighted average grant date fair value, per share	$ 4.64
Vested and expected to vest, remaining contractual term	7 years 4 months 17 days	7 years 4 months 17 days
Vested and expected to vest, aggregate intrinsic value | $	$ 35
Fair value of equity awards vested	234	¥ 1,566	¥ 4,241
Unrecognized employee share-based compensation expense	$ 1				¥ 7
Period for recognition of unrecognized compensation cost	1 month 2 days	1 month 2 days